Stone Harbor Investment Funds

31 West 52nd Street, 16th Floor

New York, NY 10019

BY EDGAR

October 3, 2008

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-0213

RE:

Stone Harbor Investment Funds (the “Registrant”)

File Nos. 811-22037

333-141345

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant hereby certifies that the form of prospectus and Statement of Additional Information related to the Registrant, dated September 29, 2008, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s Registration Statement under the Securities Act and Amendment No. 3 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on September 29, 2008, and became effective on such date.

Please address any comments or questions to the attention of the undersigned at (212) 548-1021.

Sincerely,

/s/ Adam J. Shapiro

Adam J. Shapiro

Secretary